ALPS ETF Trust

1290 Broadway, Suite 1100

Denver, CO 80203

June 26, 2012

John Grzeskiewicz

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Registrant”) (File Nos. 333-148826; 811-22175)

Dear Mr. Grzeskiewicz:

On behalf of the Registrant, attached hereto is Post-Effective Amendment No. 79 (“PEA 79”) to the Registrant’s registration statement filed pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 485(b) of the Securities Act of 1933, as amended (the “1933 Act”).

PEA 79 is being filed to update and complete the Registrant’s disclosures in Post-Effective Amendment No. 65 (“PEA 65”) filed on April 12, 2012 on Form N-1A and is expected to be effective June 26, 2012. PEA 79 (i) reflects changes to PEA 65 made in response to oral comments provided by the Staff of the U.S. Securities and Exchange Commission (the “Staff” or “Commission”) on May 21, 2012, (ii) completes certain other information not previously included in PEA 65 and (iii) includes certain other required exhibits.

PEA 79 includes a prospectus (the “Prospectus”) and statement of additional information (“SAI”) for ALPS Sector Dividend Dogs ETF (the “Fund”), a series of the Registrant. We hereby represent that there are no disclosures within PEA 79 which would render it ineligible to become effective pursuant to Rule 485(b) of the 1933 Act.

Set forth in the numbered paragraphs below are the Staff’s oral comments provided on May 21, 2012 to PEA 65, accompanied by the Registrant’s responses to each comment. Capitalized terms not otherwise defined herein shall have the meanings given to them in the Registrant’s registration statement.

John Grzeskiewicz

June 26, 2012

MAY 21, 2012 STAFF COMMENTS:

SUMMARY SECTION

1.	Staff Comment: Please submit the completed Annual Fund Operating Expenses table and Expense Examples for the Fund via electronic mail or EDGAR correspondence before submitting the 485(b) filing.

Registrant’s Response: The Registrant has submitted the completed Annual Fund Operating Expenses table and Expense Examples via electronic mail on June 21, 2012.

2.	Staff Comment: Under the heading “Principal Investment Strategies,” please clarify the meaning of “Dividend Dogs.”

Registrant’s Response: The Registrant has revised the disclosure accordingly.

3.	Staff Comment: Under the heading “Principal Investment Strategies,” please clarify if the Underlying Index is made up of 50 issuers or securities, or define “constituents.”

Registrant’s Response: The Registrant confirms the Underlying Index is made up of 50 stocks and has revised the disclosure to clarify accordingly.

4.

Staff Comment: Under the heading “Principal Investment Strategies,” please state whether the Underlying Index was custom made for the Fund. In addition, please state how long the Underlying Index has been in existence, where it is published and whether or not the public can view it.

Registrant’s Response: The Underlying Index was developed by S-Network Global Indexes LLC (the “Index Provider”), and its publication began on May 1, 2012. Standard & Poor’s Custom Indices serves as calculation agent. Underlying Index values are distributed to the public via the Chicago Mercantile Exchange throughout the day, between the hours of 9:30 a.m. and 4:30 p.m. Eastern time, at 15 second intervals under the symbol “SDOGX.” The Registrant has revised the disclosure accordingly.

5.	Staff Comment: Under the heading “Principal Investment Risks,” please add “Non-Diversified Fund Risk.”

Registrant’s Response: The Fund is a diversified fund, and as such, disclosure in the Fund’s SAI has been revised accordingly.

6.

Staff Comment: Within the definition of “Non-Correlation Risk” under the heading “Principal Investment Risks,” please clarify whether derivatives are only used to seek to track the performance of the Underlying Index. In addition, please indicate whether the Fund believes its derivatives disclosure is consistent with the SEC Staff’s observations as articulated in the Letter to Ms. Karrie McMillan, General Counsel, Investment Company Institute, from Mr. Barry Miller, Associate Director, Office of Legal and Disclosure,

John Grzeskiewicz

June 26, 2012

Derivatives-Related Disclosures by Investment Companies (July 30, 2010) (the “ICI Derivatives Letter”), and if necessary, include the types of derivatives to be used and consider amending the Fund’s Principal Investment Strategies to include relevant disclosure.

Registrant’s Response: The Registrant confirms that derivatives will only be used to seek to track the performance of the Underlying Index, and to manage cash flows. In addition, the Registrant has reviewed the Prospectus and statement of additional information and believes that the Fund’s derivatives-related disclosure is consistent with the applicable commentary in the ICI Derivatives Letter.

STATUTORY PROSPECTUS

7.	Staff Comment: Under the heading “Who Should Invest,” please elaborate on the Fund’s basic risk characteristics and suitability.

Registrant’s Response: The heading and subsequent disclosure has been deleted; the Registrant does not believe the Fund presents unique issues with respect to investor suitability or risks other than what is otherwise disclosed in the registration statement regarding the Fund’s investment strategies and risks.

8.	Staff Comment: Under the heading “Investment Objective,” please state whether the Fund would provide notice to shareholders prior to a change in the Fund’s investment objective.

Registrant’s Response: The Fund has adopted a policy that requires the Fund to provide shareholders with at least 60 days’ notice prior to any material change in the Fund’s investment objective, and as such, the disclosure has been revised to comply with the Staff’s request.

9.	Staff Comment: Under the heading “Risks of Underlying Sectors,” please elaborate on the difference between the “Consumer Discretionary Sector” and the “Consumer Staples Sector.”

Registrant’s Response: The Registrant has added the following sentences to the description of “Consumer Discretionary Sector Risk” and “Consumer Staples Risk” to comply with the Staff’s request:

Consumer Discretionary Sector Risk: The consumer discretionary sector includes companies from the following industries: media; retail (specialty, multiline, internet & catalog); hotels, restaurants & leisure; textiles, apparel & luxury goods; household durables; automobiles; auto components; distributors; leisure equipment & products; and diversified consumer services.

John Grzeskiewicz

June 26, 2012

Consumer Staples Sector Risk: The consumer staples sector includes companies from the following industries: food & staples retailing; household products; food products; beverages; tobacco; and personal products.

10.	Staff Comment: Under the heading “Risks of Underlying Sectors,” please expand on the definition of the “Materials Sector.”

Registrant’s Response: The Registrant has added the following sentence to the definition of “Materials Sector Risk” to comply with the Staff’s request:

Materials Sector Risk: The materials sector includes companies from the following industries: chemicals; metals & mining; paper & forest products; containers & packaging; and construction materials.

11.	Staff Comment: Please consider whether the fee table should include a line item for “Acquired Fund Fees and Expenses.”

Registrant’s Response: The Registrant does not anticipate that expenses attributable to the Fund’s investments in “Acquired Funds” (as defined in Form N-1A) will exceed 0.01%; therefore, in accordance with Instruction 3(f)(i) of Item 3 of Form N-1A, the separate “Acquired Fund Fees and Expenses” subcaption will not be included in the Annual Fund Operating Expenses table.

12.

Staff Comment: With respect to the disclosure under “Portfolio Management,” please confirm how investment decisions are being made with respect to the Fund. To the extent one or more members of the portfolio management team are making investment decisions or decisions are made with the consensus of the portfolio management team, please name those individuals and provide the required disclosure.

Registrant’s Response: The Registrant has confirmed with the Adviser that Michael Akins is the Fund’s sole portfolio manager, has responsibility for the day-to-day management of the Fund’s portfolio and has the authority to exercise final decision-making for the Fund’s investments. The Registrant has revised the disclosure for clarity.

13.	Staff Comment: Under the heading “How to Buy and Sell Shares,” please restate the definition of “Creation Units.”

Registrant’s Response: The Registrant has revised the disclosure accordingly.

Statement of Additional Information

14.	Staff Comment: Under the heading “Investment Restrictions,” please remove the word “physical” from fundamental policy no. 5.

Registrant’s Response: The Registrant has deleted the word “physical” as requested.

John Grzeskiewicz

June 26, 2012

15.

Staff Comment: Please confirm in your response letter that all strategies and risks disclosed in the Statement of Additional Information are not principal strategies or risks. In addition, please confirm all strategies and risks disclosed are relevant to the Fund.

Registrant’s Response: The Registrant confirms that the strategies and risks included in the Statement of Additional Information are not principal strategies or risks, unless so designated, and all are relevant to the Fund.

16.

Staff Comment: With respect to the Fund’s potential investment in swap agreements, please confirm, in writing, that the full notional value of these instruments will be covered if writing credit default swaps.

Registrant’s Response: The Registrant confirms that, if writing credit default swaps, the full notional value of such instruments will be covered.

17.	Staff Comment: Under the heading “Redemption Transaction Fee,” please confirm that total amount will not exceed 2% of the amount redeemed.

Registrant’s Response: The Registrant confirms that the total amount of the “Redemption Transaction Fee” will not exceed 2% of the amount redeemed.

18.

Staff Comment: Please submit the completed “Remuneration of Trustees and Officers” table and “Other Accounts Managed by the Portfolio Manager” table for the Fund via electronic mail or EDGAR correspondence before submitting the 485(b) filing.

Registrant’s Response: The Registrant has submitted the completed “Remuneration of Trustees and Officers” table and “Other Accounts Managed by the Portfolio Manager” table via electronic mail on June 21, 2012

* * *

The Registrant hereby acknowledges that:

•	should the Commission or the Staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•

the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

* * *

John Grzeskiewicz

June 26, 2012

If you have any questions or further comments, please contact my paralegal, Jennifer Craig, at (720) 917-0611.

Very truly yours,

/s/ Tané T. Tyler
Tané T. Tyler
Secretary of ALPS ETF Trust

cc:	Stuart Strauss, Esq.
Dechert LLP